BIOLOGICAL ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2020 CAD ($) Kilogram	Aug. 31, 2019 CAD ($) Kilogram
Disclosure of detailed information about biological assets [abstract]
Abnormal plant waste due to lack of sufficient staff | $	$ 5,048
Estimated harvest yields for the cannabis on plants | Kilogram	5,096	16,595